SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Fair Value Disclosures
Beginning balance	$ 13,943,019	$ 19,470,400
Redemption	(4,800,000)
Change in fair value	(819,432)	(5,527,381)
Ending balance	8,323,587	$ 13,943,019
Fair value discount rate valuation of trading securities		28.00%
Transfer between level 1and level 2	0
Asset, transfer into (out of) of level 3	$ 0